Filed with the Securities and Exchange Commission on December 23, 1999

                                        1933 Act Registration File No. 333-78275
                                                     1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |_|

Pre-Effective Amendment No.                                      |_|

Post-Effective Amendment No. 2                                   |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |_|

Amendment No. 5                                                  |X|

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
              (Address and Zip Code of Principal Executive Offices)

                                 (800) 930-3828
               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

                         As soon as practical after the
                             effective date of this
                             Registration Statement
                          Approximate Date of Proposed
                                 Public Offering

                             Shares of Common Stock
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

    X      immediately upon filing pursuant to paragraph (b)

   __      on ___________ pursuant to paragraph (b)

   __      60 days after filing pursuant to paragraph (a)(1)

   __      on ___________ pursuant to paragraph (a)(1)

   __      75 days after filing pursuant to paragraph (a)(2)

   __      on ___________ pursuant to paragraph (a)(2) of Rule 485.

                                THE INTERNET FUND
                        THE INTERNET INFRASTRUCTURE FUND
                        THE INTERNET EMERGING GROWTH FUND
                         THE INTERNET GLOBAL GROWTH FUND
                         THE INTERNET NEW PARADIGM FUND

                  EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.



                                     [LOGO]









                            PROSPECTUS & APPLICATION
                                DECEMBER 23, 1999

                           KINETICS MUTUAL FUNDS, INC.


                            PROSPECTUS & APPLICATION
                                DECEMBER 23, 1999

 This combined prospectus discusses each of the following series of Kinetics Mutual Funds, Inc. (collectively referred to as the "Funds.")

THE INTERNET FUND (the "Internet Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.

THE INTERNET INFRASTRUCTURE FUND (the "Infrastructure Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

THE INTERNET EMERGING GROWTH FUND (the "Emerging Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

THE INTERNET GLOBAL GROWTH FUND (the "Global Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign and U.S. companies engaged in the Internet and Internet-related activities.

THE INTERNET NEW PARADIGM FUND (the "New Paradigm Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet.



            This Prospectus gives vital information about the Funds.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary of the Internet Fund.......................................4
Risk/Return Summary of the Internet Infrastructure Fund........................5
Risk/Return Summary of the Internet Emerging Growth Fund.......................6
Risk/Return Summary of the Internet Global Growth Fund.........................7
Risk/Return Summary of the Internet New Paradigm Fund..........................8
Who May Want to Invest.........................................................9
Performance of the Internet Fund..............................................10
Fees and Expenses of the Funds................................................11
Investment Objective and Strategies of the Internet Fund......................12
Investment Objective and Strategies of the Internet Infrastructure Fund.......13
Investment Objective and Strategies of the Internet Emerging Growth Fund......14
Investment Objective and Strategies of the Internet Global Growth Fund........15
Investment Objective and Strategies of the Internet New Paradigm Fund.........16
Main Risks of the Funds.......................................................17
Management of the Funds.......................................................20
Valuation of Fund Shares......................................................21
How To Purchase Shares........................................................21
How To Redeem Shares..........................................................23
Exchange Privilege............................................................24
Distribution and Taxes........................................................25
Distribution of Shares........................................................26
Master/Feeder Fund Structure..................................................27
Counsel and Independent Auditors..............................................27
Financial Highlights..........................................................28

                    RISK/RETURN SUMMARY OF THE INTERNET FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES
The Internet Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies that provide products or services designed for the Internet.

The Internet Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE INTERNET FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund are listed below and could adversely affect the Internet Fund's net asset value, total return, and the value of your investment.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

- Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

- Small and Medium-Size Company Risks: The Internet Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Fund's portfolio.

- Foreign Securities Risks: The Internet Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the Internet Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


             RISK/RETURN SUMMARY OF THE INTERNET INFRASTRUCTURE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Infrastructure Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Infrastructure Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

The Infrastructure Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE INFRASTRUCTURE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Infrastructure Fund are listed below and could adversely affect the Infrastructure Fund's net asset value, total return and the value of your investment.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Infrastructure Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Infrastructure Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

- Internet Industry Specific Risks: Internet and Internet support-related companies in general are subject to a rate of change in technology, which is generally higher than that of other industries. Similarly, internet-related industries use many products and services of companies engaged in computer hardware and software-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive technological advances.

- Small-and Medium-Size Company Risks: The Infrastructure Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Infrastructure Fund's portfolio.

- Foreign Securities Risks: The Infrastructure Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the Infrastructure Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Infrastructure Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


                               RISK/RETURN SUMMARY
                      OF THE INTERNET EMERGING GROWTH FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Emerging Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Emerging Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

The Emerging Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE EMERGING FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Fund are listed below and could adversely affect the Emerging Fund's net asset value, total return, and the value of your investment.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

- Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

- Emerging, Small and Mid-Sized Company Risks: The Emerging Fund invests in the equity securities of emerging, small and mid-sized companies. Small and mid-sized companies generally have a market capitalization of less than $1 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and mid-sized companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

- Foreign Securities Risks: The Emerging Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


             RISK/RETURN SUMMARY OF THE INTERNET GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet Global Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Global Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of companies located in at least three countries which are engaged in the Internet and Internet-related activities.

The Global Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund are listed below and could adversely affect the Global Fund's net asset value, total return, and the value of your investment.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

- Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

- Small and Medium-Size Company Risks: The Global Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Fund's portfolio.

- Foreign Securities Risks: The Global Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the Global Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Global Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


              RISK/RETURN SUMMARY OF THE INTERNET NEW PARADIGM FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet New Paradigm Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The New Paradigm Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies. The New Paradigm Fund will invest in companies that the investment Adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet.

The New Paradigm Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE NEW PARADIGM FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this New Paradigm Fund are listed below and could adversely affect the New Paradigm Fund's net asset value, total return, and the value of your investment.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

- Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

- Small-and Medium-Size Company Risks: The New Paradigm Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Fund's portfolio.

- Foreign Securities Risks: The New Paradigm Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the New Paradigm Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


                             WHO MAY WANT TO INVEST
-------------------------------------------------------------------------------

These Funds may be appropriate for investors who:
- wish to invest for the long term.
- want to diversify their portfolios.
- want to allocate some portion of their long-term investments to growth equity investing.
- are willing to accept the volatility associated with equity investing.

                        PERFORMANCE OF THE INTERNET FUND
-------------------------------------------------------------------------------

The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index both of which represent broad measures of market performance. The Internet Fund's past performance is not necessarily an indication of how the Internet Fund will perform in the future.

[BAR CHART]
                               The Internet Fund
                       Calendar Year Returns as of 12/31

                         Year
                         ----

                         1997       12.74%
                         1998      196.14%

      Total return for the nine months ended September 30, 1999 was 88.42%

-------------------- ------ -------- -----------
BEST QUARTER:        Q1     1999      93.07%
-------------------- ------ -------- -----------
WORST QUARTER:       Q1     1997     -21.23%
-------------------- ------ -------- -----------


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
----------------------------------------------- ------------ -------------------
                                                1 YEAR       SINCE INCEPTION1
----------------------------------------------- ------------ -------------------


The Internet Fund (WWWFX)                           196.14%              68.45%
S&P 500 Index (with dividends reinvested)2           28.58%              31.42%
NASDAQ Composite Index3                              39.95%              31.33%
----------------------------------------------- ------------ -------------------

1 The Internet Fund commenced operation on October 21, 1996.
2 The S&P 500 Index is an unmanaged index created by Standard & Poor's
  Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
3 The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

Because the Infrastructure Fund, the Emerging Fund, the Global Fund, and the New Paradigm Fund have no operating history, there is no performance information available for these Funds at this time.


                         FEES AND EXPENSES OF THE FUNDS
-------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION  EXPENSES1
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         INTERNET      INFRASTRUCTURE     EMERGING      GLOBAL    NEW PARADIGM
-----------------------------------------------------------------------------------------------------------------------


Maximum Sales Charge (Load)                       None           None                None           None       None
Imposed on Purchases
(as a percentage of offering price)

Maximum Deferred Sales Charge                     None           None                None           None       None
(Load)
(as a percentage of offering price)

Maximum Sales Charge (Load) on                    None           None                None           None       None
Reinvested Dividends

Redemption Fee                                    None           None                None           None       None
(as a percentage of amount redeemed,
if applicable)

Exchange Fee2                                     None           None                None           None       None

Maximum Account Fee3                              None           None                None           None       None

--------------------------------------------------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING
EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSET)
--------------------------------------------------------------------------------------------------------------------

Management Fees                                  1.25%           1.25%               1.25%          1.25%      1.25%

Distribution (Rule 12b-1) Fees                    None           None                None           None       None

Other Expenses                                   0.75%           0.75%               0.75%          0.75%     0.75%
                                               ---------------------------------------------------------------------
Estimated Total Annual Fund                      2.00%4          2.00%               2.00%          2.00%     2.00%
Operating Expenses
                                               =====================================================================

1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between a Fund and any other series of Kinetics Mutual Fund, Inc.

2 The Funds' Transfer Agent charges a transaction fee of $5 to shareholders who exchange their shares by telephone in any Fund for shares in any other series of Kinetics Mutual Funds, Inc.

3 Accounts of IRA Trustees are assessed a $12.50 annual fee.

4 The investment adviser has voluntarily agreed to limit the total annual operating expenses of the Internet Fund so that it does not exceed more than 2.00% of the Internet Fund's average daily net assets on an annualized basis for the year ending December 31, 2000. This voluntary cap may be terminated by the investment adviser after that date.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


                                1 YEAR                 3 YEARS                 5 YEAR                 10 YEAR
                                ------                 -------                 ------                 -------


 THE FUNDS                      $203                    $627                  $1,078                 $2,327


            INVESTMENT OBJECTIVE AND STRATEGIES OF THE INTERNET FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The investment objective of the Internet Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Internet Fund's objective, under normal circumstances, at least 65% of the Internet Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if in the investment adviser's opinion, the companies meet the Internet Fund's investment criteria. Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.
o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.
o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.
o E-Commerce: Companies that remove a substantial portion of their revenue from sales of products and services conducted via the Internet.
o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Internet Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

o  commercial paper
o  certificates of deposit, demand and time deposits and banker's acceptance

o  U.S. Government securities (i.e., U.S. Treasury obligations)
o  repurchase agreements

To the extent the Internet Fund engages in a s temporary, defensive strategy, the Internet Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                       OF THE INTERNET INFRASTRUCTURE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Infrastructure Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Infrastructure Fund's objective, under normal circumstances, at least 65% of the Infrastructure Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

Portfolio securities will be selected by the investment adviser from companies that are engaged in supplying hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Infrastructure Fund's investment criteria. Such companies include, but are not limited to the following:

o Computer Hardware Companies: Companies that develop and produce computer and network hardware that enable users of the Internet to conduct personal and commercial activities.

o Computer Software Companies: Companies that produce, manufacture and develop the tools that enable Internet users to enhance the speed, security, integrity and storage of data on the Internet.

o Telecommunications Companies: Companies that primarily engage in the development of the telecommunications transmission lines and software technologies that enhance the reach and band-width technologies of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of activities that it expends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Infrastructure Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

     o commercial paper
     o certificates of deposit, demand and time deposits and banker's acceptance
     o U.S. Government securities (i.e., U.S. Treasury obligations)
     o repurchase agreements

To the extent the Infrastructure Fund engages in temporary, defensive strategy, the Infrastructure Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                      OF THE INTERNET EMERGING GROWTH FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The investment objective of the Emerging Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Emerging Fund's objective, under normal circumstances, at least 65% of the Emerging Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of small and medium capitalization, emerging companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from emerging, small and medium sized companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.

o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-Commerce: Companies that sell retail products and services primarily via the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Emerging Fund may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent the Emerging Fund engages in a temporary, defensive strategy, the Emerging Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                       OF THE INTERNET GLOBAL GROWTH FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The investment objective of the Global Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Global Fund's objective, under normal circumstances, at least 65% of the Global Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of companies in at least three different countries that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from domestic and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Global Fund's investment criteria. Accordingly, the Global Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.

o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-Commerce: Companies that remove a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

          o  commercial paper
          o certificates of deposit, demand and time deposits and banker's acceptance
          o  U.S. Government securities (i.e., U.S. Treasury obligations)
          o  repurchase agreements

To the extent the Global Fund engages in a temporary, defensive strategy, the Global Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                        OF THE INTERNET NEW PARADIGM FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The investment objective of the New Paradigm Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the New Paradigm Fund's objective, under normal circumstances, at least 65% of the New Paradigm Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet.

Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will enable an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the New Paradigm Fund's investment criteria. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media Companies: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Service Companies: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and the traditional business lines as well as its ability to expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the New Paradigm Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

     o  commercial paper
     o certificates of deposit, demand and time deposits and banker's acceptance
     o  U.S. Government securities (i.e., U.S. Treasury obligations)
     o  repurchase agreements

To the extent the New Paradigm Fund engages in this temporary, defensive strategy, the New Paradigm Fund may not achieve its investment objective.


                             MAIN RISKS OF THE FUNDS
-------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry risk, which may cause you to lose money on your investment in one or more of the Funds. The following describes the primary risks of investing in each Fund due to each Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. In addition, you should be aware that, with the exception of The Internet Fund, none of the Funds have any operating history.

MARKET RISK
The net asset value of each Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Funds invest may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS
The value of each Fund's shares will be susceptible to factors affecting the Internet such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Fund's shares and your investment.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, each Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator believe that they have adequately addressed the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator have also obtained reasonable assurances that comparable steps have been taken by the Funds' other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on any Fund, the Funds' service providers have advised the Funds that they believe that they are prepared for the Year 2000. However, there can be no assurance that the computer systems of the companies in which the Funds each invest (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Funds each invest, including those of foreign companies, are not adequately prepared for the Year 2000, each Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, each Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Funds will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Fund forced to sell such collateral in this manner would suffer a loss.

NON-DIVERSIFICATION
Each Fund is classified as "non-diversified" under federal securities laws which means that one-half of each Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Fund's total assets. As a result of their non-diversified status, a Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
Each Fund may invest in small or mid-cap companies. Accordingly, a Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If a Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Fund and your investment will be more susceptible to significant losses.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

The Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

FUND BORROWING
Each Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Fund on borrowed funds would decrease the net earnings of both that Fund and your investment.


                             MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of each Fund is supervised by the Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for each Fund and is responsible for the purchase and sale of securities for each Fund's portfolio. The investment adviser receives an annual fee from each Fund for its services of 1.25% of such Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is the Chief Investment Strategist for all of the Funds. Mr. Doyle also serves as the Portfolio Manager for the New Paradigm Fund and is a Co-Portfolio Manager of the Internet Fund with assets in excess of $1 billion. He is primarily responsible for the day-to-day management of these Funds' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Funds. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Masters of Business Administration from Fordham University and a Bachelor of Science in Economics from St. John's University.

FRED A. FROEWISS, is the Portfolio Manager of the Infrastructure Fund. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

TINA LARSSON is the Portfolio Manager for the Global Fund. Ms. Larsson is also an Analyst of the Spin-off Report, a research service that focuses on spin-offs. In this position, Ms. Larsson develops, writes, and markets institutional research for distribution and is in charge of the research staff. Ms. Larsson received a Bachelor of Science in Finance in 1987 and a Masters of Business Administration from Pace University in 1999.

STEVEN TUEN, CFA, is Co-Portfolio Manager and Executive Adviser of the Internet Fund. Mr. Tuen also serves as Portfolio Manager of the Emerging Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment by the Funds. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company where he became Portfolio Manager of the Private Banking Group. Mr. Tuen received a Bachelor degree in Business Administration from the City University of New York in 1991 and became a Chartered Financial Analyst in 1995.


                            VALUATION OF FUND SHARES
-------------------------------------------------------------------------------

Shares of each Fund are sold at its net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. Each Fund may use independent pricing services to assist in calculating the NAV of such Fund's shares.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Directors.

                             HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------

IN GENERAL
Shares of each Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                         Overnight or Express Mail:
------------                          --------------------------
Kinetics Mutual Fund, Inc.            Kinetics Mutual Fund, Inc.
[NAME OF FUND]                        [NAME OF FUND]
c/o Firstar Mutual Fund services, LLC c/o Firstar Mutual Fund services, LLC
P.O. BOX 701                          P.O. BOX 701
Milwaukee, WI 53201                   Milwaukee, WI 53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    [NAME OF FUND]
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
-------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. Each Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to each Fund in which he is invested to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:


Regular Mail:                         Overnight or Express Mail:
------------                          --------------------------
Kinetics Mutual Fund, Inc.            Kinetics Mutual Fund, Inc.
[NAME OF FUND]                        [NAME OF FUND]
c/o Firstar Mutual Fund services, LLC c/o Firstar Mutual Fund services, LLC
P.O. BOX 701                          P.O. BOX 701
Milwaukee, WI 53201                   Milwaukee, WI 53202


Requests for redemption in "good order" must:
     o indicate the name of the Fund,
     o be signed exactly as the shares are registered, including the signature of each owner,
     o specify the number of shares or dollar amount to be redeemed,

     o indicate your account registration number, and
     o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will each use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number
o the name in which his or her account is registered
o the social security or tax identification number under which the account is registered
o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


                               EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------


You can exchange your shares in any Fund for shares in any other series of Kinetics Mutual Funds, Inc. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.


                             DISTRIBUTION AND TAXES
-------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the each Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), each Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of each Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder-servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder-servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each Fund equal to 0.25% of each Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to each Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of each Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar , each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
-------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as such Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert any Fund to a Master/Feeder Fund Structure.

The SAI contains more information about each Fund, the Master/Feeder Fund Structure and the types of securities in which each Fund may invest.


                        COUNSEL AND INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Funds.



                    FINANCIAL HIGHLIGHTS OF THE INTERNET FUND
-------------------------------------------------------------------------------
The financial highlights table set forth below is intended to help you understand the Internet Fund's financial performance for the Internet Fund's period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the
Internet Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Lilling & Company LLP whose report, along with the Internet Fund's financial statements that are included in the Internet
Fund's annual report, is available upon request.


                                                                                        For the period October
                                             For the year ended    For the year ended   21, 1996 (1) through
                                             December 31, 1998     December 31, 1997    December 31, 1996
     -------------------------------------- ---------------------- -------------------- ------------------------


     Net asset value beginning of period            $5.31                 $4.71                  $5.00

     Net investment income (loss)                  (0.08)                 0.01                   0.02

     Net gains or losses on securities             10.50                  0.59                  (0.31)
    (both realized and unrealized)                 -----                  ----                  ------

     Total from investment operations              10.42                  0.60                  (0.29)

     Dividends                                     (0.01)                  ___                    ___

     Distributions (from capital gains)              ___                   ___                    ___

     Total distributions                           (0.01)                  ___                    ___

     Net asset value end of period                 $15.72                 $5.31                  $4.71
                                                   ------                 -----                  -----

     Total Return                                  196.14%               12.74%               (5.80%)(2)
                                                   ------                ------               --------

     Net assets, end of period (000's)             $22,159                $150                   $113

     Gross ratio of expenses to average             3.08%                 3.60%                6.73%(3)
     assets (excluding waivers)

     Net ratio of expenses to average net           3.08%                 0.08%                0.21%(3)
     assets

     Gross ratio of net income (loss) to           (2.92)%               (3.33)%                (4.51)%

     Net ratio of net income (loss) to             (2.92)%                0.19%                2.01%(3)
     average net assets

     Portfolio turnover rate                         80%                   50%                   0%(3)


         1 Commencement of Operations
         2 Not Annualized
         3 Annualized

The Infrastructure Fund, the Emerging Fund, the Global Fund and the New Paradigm Fund have not commenced operations to date, therefore, no financial highlights are reported for these Funds.

                           KINETICS MUTUAL FUNDS, INC.
                                THE INTERNET FUND
                        THE INTERNET INFRASTRUCTURE FUND
                        THE INTERNET EMERGING GROWTH FUND
                         THE INTERNET GLOBAL GROWTH FUND
                         THE INTERNET NEW PARADIGM FUND


INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              1311 Mamaroneck Avenue
SHAREHOLDER SERVICING           White Plains, NY 10605
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT,                615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Funds free of charge:

STATEMENTS OF ADDITIONAL INFORMATION (SAI) DATED DECEMBER 23, 1999
The SAI's for each Fund provides more details about each Fund's policies and management. Each Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Each Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

TELEPHONE:                           INTERNET:
(800) 930-3828                       http://www.sec.gov (text only version)
                                     http://www.kineticsfunds.com
MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.
                                                     1940 Act File No. 811-09303

[LOGO]
                           Kinetics Mutual Funds, Inc.
                              PURCHASE APPLICATION


Mail To:                                 Overnight Express Mail To:
  Kinetics Mutual Funds, Inc.              Kinetics Mutual Funds, Inc.
  c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
  PO Box 701                               615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53201-0701                 Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for Kinetics Mutual Funds, Inc. sponsored IRA or SEP IRA accounts. For any additional information please call Kinetics Mutual Funds, Inc. at 1-800-930-3828.


A.   INVESTMENT CHOICES

Please indicate the amount you wish to invest $ ______________ ($1,000.00 minimum per fund)

                                                                                         DISTRIBUTION OPTIONS
                                                                        Capital Gains &  Capital Gains  Capital Gains  Dividend
                                                                        Dividends        Reinvested &   and Dividends  Reinvested &
                                                                        Reinvested       Dividends      in Cash*       Capital Gains
                                                                                         in Cash*                      Paid to Cash
                                               Initial Investment
                                               Amount
// The Internet Fund (067-067)                 $________________        / /              / /            / /            / /
// The Internet Global Growth Fund (067-070)   $________________        / /              / /            / /            / /
// The Internet New Paradigm Fund (067-069)    $________________        / /              / /            / /            / /
// The Internet Infrastructure Fund (067-068)  $________________        / /              / /            / /            / /
// The Internet Emerging Growth Fund           $________________        / /              / /            / /            / /


                                                                        *Unless otherwise indicated, cash distributions will be
                                                                         mailed to the address in Section C

--------------------------------------------------------------------------------

B. REGISTRATION

// Individual         ______________________   ______  ___________________________  ___________________________ ____________________
                        FIRST NAME              M.I.    LAST NAME                    SOCIAL SECURITY #          BIRTHDATE (Mo/Dy/Yr)

// Joint Owner        ______________________   ______  ___________________________  ___________________________ ____________________
                        FIRST NAME              M.I.    LAST NAME                    SOCIAL SECURITY #          BIRTHDATE (Mo/Dy/Yr)
                       *Registration will be Joint Tenancy with Rights of
                        Survivorship (JTWROS), unless otherwise specified.

// Gift to Minors     _______________________________________________________   ______  ____________________________________________
                        CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)              MI       LAST NAME

                      _______________________________________________________   ______  ____________________________________________
                        MINOR'S FIRST NAME (ONLY ONE PERMITTED)                  MI       LAST NAME

                      ______________________________________ ___________________________  __________________________________________
                        MINOR'S SOCIAL SECURITY #            MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

// Corporation/       _______________________________________________________
    Trust**             NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

// Partnership*       _______________________________________________________
                        NAME OF TRUST/CORPORATION**/PARTNERSHIP*

// Other Entity*      _______________________________________________________      _________________________________________________
                        SOCIAL SECURITY #/TAX ID#                                   DATE OF AGREEMENT (Mo/Dy/Yr)
                         *Additional documentation and certification may be
                          requested.
                        **Corporate Resolution is required.

-------------------------------------------------------------------------------

C.   MAILING ADDRESS

     ---------------------------------------------  --------------
      STREET                                         APT/SUITE

     -----------------------------------  --------  --------------
      CITY                                 STATE     ZIP

     --------------------------------  ---------------------------
      DAYTIME PHONE #                   EVENING PHONE #


//   Duplicate Confirmation to:
     --------------------------  -------  ------------------------
      FIRST NAME                   M.I.    LAST NAME

     ---------------------------------------------  --------------
      STREET                                         APT/SUITE

     -----------------------------------  --------  --------------
      CITY                                STATE      ZIP


[2970] M  12/98

D.   TELEPHONE/INTERNET OPTIONS

// NO, I DO NOT WANT THE TELEPHONE EXCHANGE OPTION. Telephone exchange privileges automatically apply to each shareholder of record unless otherwise indicated.

// ONLINE OPTIONS. If you have chosen telephone options for your account, you may also elect to access your account online. (A Personal Identification Number (PIN) will be mailed to your address of record.)

--------------------------------------------------------------------------------

E.   TELEPHONE OPTIONS

     Your signed Application must be received at least 15 business days prior to initial transaction.

     To ensure proper debiting/ crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.


//  TELEPHONE REDEMPTION.
    // Check to address shown on your account
    // Via federal wire to your bank account below ($12.00 charge for each wire transfer)
    // Via EFT, at no charge, to your bank account below (funds are typically credited within two days after redemption)

// TELEPHONE PURCHASE (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $100.00) Complete bank account information below.


--------------------------------------------------------------------------------
  NAME(S) ON BANK ACCOUNT

-----------------------------------  -------------------------------------------
  BANK NAME                           ACCOUNT NUMBER

-----------------------------------  -------------------------------------------
  BANK ADDRESS                        BANK ROUTING/ABA#


--------------------------------------------------------------------------------

F.   AUTOMATIC INVESTMENT PLAN
     Your signed Application must be received at least 15 business days prior to initial transaction.

     An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.


Please start my Automatic Investment Plan as described in the Prospectus beginning:

Month ____________ Year _______ . I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for the Kinetics Mutual Funds, Inc. to automatically transfer $ __________ (minimum $100.00) directly from my checking, NOW or savings account named below on the _______ of each month or the first business day thereafter. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.

--------------------------------------------------------------------------------
  NAME(S) ON BANK ACCOUNT

-----------------------------------  -------------------------------------------
  BANK NAME                           ACCOUNT NUMBER

-----------------------------------  -------------------------------------------
  BANK ADDRESS                        BANK ROUTING/ABA#

-----------------------------------  -------------------------------------------
  SIGNATURE OF BANK ACCOUNT OWNER     SIGNATURE OF JOINT OWNER


--------------------------------------------------------------------------------

G.   SYSTEMATIC
     WITHDRAWALS

I would like to withdraw from the Kinetics Mutual Funds, Inc. $_______________ as follows:

   // I would like to have payments made to me on or about the __________ day of each month, or

   // I would like to have payments made to me on or about the __________ day of the months that I have circled below:

          Jan.      Feb.      Mar.      Apr.      May      June

          July      Aug.      Sept.     Oct.      Nov.     Dec.


   // To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section [C] if this box is not checked.)

--------------------------------------------------------------------------------
  NAME(S) ON BANK ACCOUNT

-----------------------------------  -------------------------------------------
  BANK NAME                           ACCOUNT NUMBER

-----------------------------------  -------------------------------------------
  BANK ADDRESS                        BANK ROUTING/ABA#


  TO ENSURE PROPER CREDITING OF YOUR BANK ACCOUNT, PLEASE ATTACH A VOIDED CHECK OR A DEPOSIT SLIP.

H.   SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE

I have received and read the Prospectus for the Kinetics Mutual Funds, Inc. (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

By selecting the options in Section D, E, F, G, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


-----------------------------------  -------------------------------------------
  DATE (Mo/Dy/Yr)                    SIGNATURE OF OWNER*

-----------------------------------  -------------------------------------------
  DATE (Mo/Dy/Yr)                    SIGNATURE OF OWNER, IF ANY

*If shares are to be registered in (1) joint names, both persons should sign,
(2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

--------------------------------------------------------------------------------
  Print name and title of officer signing for a corporation or other entity


--------------------------------------------------------------------------------
I.   DEALER INFORMATION (If applicable)
     Please be sure to complete representative's first name and middle initial.

-----------------------------------  -------------------------------------------
 DEALER NAME                          REPRESENTATIVE'S LAST NAME  FIRST NAME  MI


 DEALER HEAD OFFICE                   REPRESENTATIVE'S BRANCH OFFICE

-----------------------------------  -------------------------------------------
 ADDRESS                              ADDRESS

-----------------------------------  -------------------------------------------
 CITY/STATE/ZIP                       CITY/STATE/ZIP

-----------------------------------  -------------------------------------------
 TELEPHONE NUMBER                     TELEPHONE NUMBER REP'S A.E. NUMBER

--------------------------------------------------------------------------------

J.   E-MAIL


Please provide an E-Mail address if possible. This will be used to provide important fund or fund related information.

-------------------------------------

                                THE INTERNET FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                December 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



The Fund's audited financial statements for the fiscal year ended December 31, 1998 are incorporated by reference to the Fund's 1998 Annual Report.


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated December 23, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                                THE INTERNET FUND

The Fund................................................................3
Investment Objective, Strategies, and Risks.............................3
Investment Policies and Associated Risks................................3
Investment Restrictions.................................................5
Temporary Investments...................................................6
Portfolio Turnover......................................................7
Management of the Fund..................................................7
Control Persons and Principal Holders of Securities.....................9
Investment Adviser......................................................9
Administrative Services................................................10
Custodian..............................................................11
Capitalization.........................................................11
Valuation of Shares....................................................11
Purchasing Shares......................................................12
Redemption of Shares...................................................12
Brokerage..............................................................13
Taxes..................................................................14
Performance Information................................................14
Independent Auditors...................................................16
Financial Statements...................................................16
Appendix...............................................................17

The Fund
--------------------------------------------------------------------------------

The Internet Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

Investment Objective, Strategies, and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------
Board of Directors
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson             45             President &              President and CEO, Kinetics Asset
342 Madison Avenue                           Chairman of              Management, Inc. (1999 to Present);
New York, NY  10173                          the Board                President, The Internet Fund, Inc. (1999
                                                                      to Present); Managing Director, Chase
                                                                      Manhattan Bank (1993 to 1999).
--------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell            34             Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                      Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
--------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                 46             Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                    an investment adviser (1994 to
New York, NY  10173                                                   Present).
--------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell             36             Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                   Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                    Present); Professor of Business Law,
                                                                      Suffolk County Community College
                                                                      (1997 to Present).
--------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.         36             Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                        Certified Public Accountant (1997 to
Stonybrook, NY  11790                                                 present); Leon D. Alpern & Co. (1985
                                                                      to 1997)
--------------------------- --------- ------------------------ -------------------------------------------


                                       7

--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
William J. Graham             37             Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                 (1997 to Present).
Long Beach, NY  11561                                                 Gabor & Gabor (1995 to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin             45             Independent Director     Senior Vice President, Marketing &
One State Street                                                      Sales, IBJ Whitehall Financial Group, a
New York, NY  10004                                                   financial services company (1999 to
                                                                      Present); formerly President, J.E.
                                                                      Breslin & Co., an investment
                                                                      management consulting firm (1994 to
                                                                      1999).
--------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan              68             Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                                              Vice President, LTCB Trust Company.
--------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis             43             Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                           Treasurer                Asset Management (1999 to Present);
New York, NY  10173                                                   President & Director of Business.
                                                                      Development, Vista Fund Distributors,
                                                                      Inc. (1995 to 1999); Managing
                                                                      Director, Forum Financial Group, a
                                                                      mutual fund services company.
--------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund and Fund
                             From Fund         Accrued as Part of         Retirement          Complex Paid to
                                               Fund Expenses                                  Directors
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Kathleen Campbell                 None                 None                   None                    None
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
**Murray Stahl                    $3,844                None                   None                   $3,844
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven T. Russell                 $5,500                None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Douglas Cohen, CPA                $6,094                None                   None                   $6,094
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
William J. Graham                 $5,500                None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


                                       8

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund and Fund
                             From Fund         Accrued as Part of         Retirement          Complex Paid to
                                               Fund Expenses                                  Directors
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Joseph E. Breslin                 $4,500                None                   None                   $4,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John J. Sullivan                  $5,500                None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*  "Interested person" as defined under the 1940 Act.

** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio as of November 30, 1999 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

---------------------------- -------------------------- -------------------------- --------------------------
Name and Address                      Shares                   % Ownership         Type of Ownership
---------------------------- -------------------------- -------------------------- --------------------------
National Financial
Services Corp.                     9,106,087,836                 40.76%              Record
200 Liberty Street
New York, NY 10281
---------------------------- -------------------------- -------------------------- --------------------------
National Finanical
Services Corp.                     1,726,853,375                 8.30%               Record
55 Water Street
New York, NY 10041
---------------------------- -------------------------- -------------------------- --------------------------
DLJ/Pershing Group
One Pershing Plaza                 1,189,201,848                 5.71%               Record
Jersey City, NJ 07399
---------------------------- -------------------------- -------------------------- --------------------------


Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Samson is also the President of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X|  establish and maintain shareholders' accounts and records,

|X|  process purchase and redemption transactions,

|X|  process automatic investments of client account cash balances,

|X|  answer routine client inquiries regarding the Fund,

|X|  assist clients in changing dividend options,

|X|  account designations, and addresses, and

|X|  providing such other services as the Fund may reasonably request.

Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                                The Internet Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the fund name,

|X|  the account number,

|X|  the share or dollar amount to be redeemed, and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

Independent Auditors
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report, for the year ended 1998, as filed with the Securities and Exchange Commission on February 25, 1999.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                         THE INTERNET NEW PARADIGM FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                December 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated December 23, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                         THE INTERNET NEW PARADIGM FUND

The Fund...............................................................3
Investment Objective, Strategies, and Risks............................3
Investment Policies and Associated Risks...............................3
Investment Restrictions................................................5
Temporary Investments..................................................6
Portfolio Turnover.....................................................7
Management of the Fund.................................................7
Control Persons and Principal Holders of Securities....................9
Investment Adviser.....................................................9
Administrative Services...............................................10
Custodian.............................................................11
Capitalization........................................................11
Valuation of Shares...................................................11
Purchasing Shares.....................................................12
Redemption of Shares..................................................12
Brokerage.............................................................13
Taxes.................................................................13
Performance Information...............................................14
Independent Auditors..................................................16
Financial Statements..................................................16
Appendix..............................................................17

The Fund
--------------------------------------------------------------------------------

The Internet New Paradigm Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

Investment Objective, Strategies, and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except Internet and Internet-related, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson             45             President &              President and CEO, Kinetics Asset
342 Madison Avenue                           Chairman of              Management, Inc. (1999 to Present);
New York, NY  10173                          the Board                President, The Internet Fund, Inc. (1999
                                                                      to Present); Managing Director, Chase
                                                                      Manhattan Bank (1993 to 1999).
--------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell            34             Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                      Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
--------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                 46             Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                    an investment adviser (1994 to
New York, NY  10173                                                   Present).
--------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell             36             Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                   Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                    Present); Professor of Business Law,
                                                                      Suffolk County Community College
                                                                      (1997 to Present).
--------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.         36             Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                        Certified Public Accountant (1997 to
Stonybrook, NY  11790                                                 present); Leon D. Alpern & Co. (1985
                                                                      to 1997)
--------------------------- --------- ------------------------ -------------------------------------------


                                       7

--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
William J. Graham             37             Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                 (1997 to Present).
Long Beach, NY  11561                                                 Gabor & Gabor (1995 to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin             45             Independent Director     Senior Vice President, Marketing &
One State Street                                                      Sales, IBJ Whitehall Financial Group, a
New York, NY  10004                                                   financial services company (1999 to
                                                                      Present); formerly President, J.E.
                                                                      Breslin & Co., an investment
                                                                      management consulting firm (1994 to
                                                                      1999).
--------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan              68             Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                                              Vice President, LTCB Trust Company.
--------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis             43             Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                           Treasurer                Asset Management (1999 to Present);
New York, NY  10173                                                   President & Director of Business.
                                                                      Development, Vista Fund Distributors,
                                                                      Inc. (1995 to 1999); Managing
                                                                      Director, Forum Financial Group, a
                                                                      mutual fund services company.
--------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Kathleen Campbell                 None                 None                   None                    None
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
**Murray Stahl                     None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven T. Russell                  None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


                                       8

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
William J. Graham                 None                  None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Joseph E. Breslin                 None                  None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John J. Sullivan                  None                 None                    None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*  "Interested person" as defined under the 1940 Act.

** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Samson is also the President of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X|  establish and maintain shareholders' accounts and records,

|X|  process purchase and redemption transactions,

|X|  process automatic investments of client account cash balances,

|X|  answer routine client inquiries regarding the Fund,

|X|  assist clients in changing dividend options,

|X|  account designations, and addresses, and

|X|  providing such other services as the Fund may reasonably request.

Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet New Paradigm Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the fund name,

|X|  the account number,

|X|  the share or dollar amount to be redeemed, and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

Independent Auditors
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

There is no annual report available at this time.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE INTERNET INFRASTRUCTURE FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                December 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated December 23, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE INTERNET INFRASTRUCTURE FUND

The Fund................................................................3
Investment Objective, Strategies, and Risks.............................3
Investment Policies and Associated Risks................................3
Investment Restrictions.................................................5
Temporary Investments...................................................6
Portfolio Turnover......................................................7
Management of the Fund..................................................7
Control Persons and Principal Holders of Securities.....................9
Investment Adviser......................................................9
Administrative Services................................................10
Custodian..............................................................11
Capitalization.........................................................11
Valuation of Shares....................................................11
Purchasing Shares......................................................12
Redemption of Shares...................................................12
Brokerage..............................................................13
Taxes..................................................................14
Performance Information................................................14
Independent Auditors...................................................16
Financial Statements...................................................16
Appendix...............................................................17

The Fund
--------------------------------------------------------------------------------

The Internet Infrastructure Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

Investment Objective, Strategies, and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least than 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson             45             President &              President and CEO, Kinetics Asset
342 Madison Avenue                           Chairman of              Management, Inc. (1999 to Present);
New York, NY  10173                          the Board                President, The Internet Fund, Inc. (1999
                                                                      to Present); Managing Director, Chase
                                                                      Manhattan Bank (1993 to 1999).
--------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell            34             Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                      Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
--------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                 46             Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                    an investment adviser (1994 to
New York, NY  10173                                                   Present).
--------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell             36             Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                   Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                    Present); Professor of Business Law,
                                                                      Suffolk County Community College
                                                                      (1997 to Present).
--------------------------- --------- ------------------------ -------------------------------------------


                                       7

--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.         36             Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                        Certified Public Accountant (1997 to
Stonybrook, NY  11790                                                 present); Leon D. Alpern & Co. (1985
                                                                      to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
William J. Graham             37             Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                 (1997 to Present).
Long Beach, NY  11561                                                 Gabor & Gabor (1995 to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin             45             Independent Director     Senior Vice President, Marketing &
One State Street                                                      Sales, IBJ Whitehall Financial Group, a
New York, NY  10004                                                   financial services company (1999 to
                                                                      Present); formerly President, J.E.
                                                                      Breslin & Co., an investment
                                                                      management consulting firm (1994 to
                                                                      1999).
--------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan              68             Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                                              Vice President, LTCB Trust Company.
--------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis             43             Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                           Treasurer                Asset Management (1999 to Present);
New York, NY  10173                                                   President & Director of Business.
                                                                      Development, Vista Fund Distributors,
                                                                      Inc. (1995 to 1999); Managing
                                                                      Director, Forum Financial Group, a
                                                                      mutual fund services company.
--------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Kathleen Campbell                 None                 None                   None                    None
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


                                       8

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
**Murray Stahl                    None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven T. Russell                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Douglas Cohen, CPA                None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
William J. Graham                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Joseph E. Breslin                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John J. Sullivan                  None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*  "Interested person" as defined under the 1940 Act.

** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Samson is also the President of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X|  establish and maintain shareholders' accounts and records,

|X|  process purchase and redemption transactions,

|X|  process automatic investments of client account cash balances,

|X|  answer routine client inquiries regarding the Fund,

|X|  assist clients in changing dividend options,

|X|  account designations, and addresses, and

|X|  providing such other services as the Fund may reasonably request.


Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Internet Infrastructure Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the fund name,

|X|  the account number,

|X|  the share or dollar amount to be redeemed, and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


Independent Auditors
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

There is no annual report available at this time.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                         THE INTERNET GLOBAL GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                December 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated December 23, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                         THE INTERNET GLOBAL GROWTH FUND

The Fund...............................................................3
Investment Objective, Strategies, and Risks............................3
Investment Policies and Associated Risks...............................3
Investment Restrictions................................................5
Temporary Investments..................................................6
Portfolio Turnover.....................................................7
Management of the Fund.................................................7
Control Persons and Principal Holders of Securities....................9
Investment Adviser.....................................................9
Administrative Services...............................................10
Custodian.............................................................11
Capitalization........................................................11
Valuation of Shares...................................................11
Purchasing Shares.....................................................12
Redemption of Shares..................................................12
Brokerage.............................................................13
Taxes.................................................................13
Performance Information...............................................14
Independent Auditors..................................................16
Financial Statements..................................................16
Appendix..............................................................17

The Fund
--------------------------------------------------------------------------------

The Internet Global Growth Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

Investment Objective, Strategies, and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of foreign and U.S. companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8. The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.



--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson             45             President &              President and CEO, Kinetics Asset
342 Madison Avenue                           Chairman of              Management, Inc. (1999 to Present);
New York, NY  10173                          the Board                President, The Internet Fund, Inc. (1999
                                                                      to Present); Managing Director, Chase
                                                                      Manhattan Bank (1993 to 1999).
--------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell            34             Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                      Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
--------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                 46             Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                    an investment adviser (1994 to
New York, NY  10173                                                   Present).
--------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell             36             Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                   Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                    Present); Professor of Business Law,
                                                                      Suffolk County Community College
                                                                      (1997 to Present).
--------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.         36             Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                        Certified Public Accountant (1997 to
Stonybrook, NY  11790                                                 present); Leon D. Alpern & Co. (1985
                                                                      to 1997)
--------------------------- --------- ------------------------ -------------------------------------------


                                       7


--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
William J. Graham             37             Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                 (1997 to Present).
Long Beach, NY  11561                                                 Gabor & Gabor (1995 to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin             45             Independent Director     Senior Vice President, Marketing &
One State Street                                                      Sales, IBJ Whitehall Financial Group, a
New York, NY  10004                                                   financial services company (1999 to
                                                                      Present); formerly President, J.E.
                                                                      Breslin & Co., an investment
                                                                      management consulting firm (1994 to
                                                                      1999).
--------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan              68             Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                                              Vice President, LTCB Trust Company.
--------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis             43             Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                           Treasurer                Asset Management (1999 to Present);
New York, NY  10173                                                   President & Director of Business.
                                                                      Development, Vista Fund Distributors,
                                                                      Inc. (1995 to 1999); Managing
                                                                      Director, Forum Financial Group, a
                                                                      mutual fund services company.
--------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Kathleen Campbell                 None                 None                   None                    None
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
**Murray Stahl                     None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven T. Russell                  None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


                                       8

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
William J. Graham                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Joseph E. Breslin                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John J. Sullivan                  None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*  "Interested person" as defined under the 1940 Act.

** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Samson is also the President of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder-servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X|  establish and maintain shareholders' accounts and records,

|X|  process purchase and redemption transactions,

|X|  process automatic investments of client account cash balances,

|X|  answer routine client inquiries regarding the Fund,

|X|  assist clients in changing dividend options,

|X|  account designations, and addresses, and

|X|  providing such other services as the Fund may reasonably request.

Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet Global Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the fund name,

|X|  the account number,

|X|  the share or dollar amount to be redeemed, and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies.

Independent Auditors
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


Financial Statements
--------------------------------------------------------------------------------

There is no annual report available at this time.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE INTERNET EMERGING GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                December 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated December 23, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE INTERNET EMERGING GROWTH FUND

The Fund.................................................................3
Investment Objective, Strategies, and Risks..............................3
Investment Policies and Associated Risks.................................3
Investment Restrictions..................................................5
Temporary Investments....................................................6
Portfolio Turnover.......................................................7
Management of the Fund...................................................7
Control Persons and Principal Holders of Securities......................9
Investment Adviser.......................................................9
Administrative Services.................................................10
Custodian...............................................................11
Capitalization..........................................................11
Valuation of Shares.....................................................11
Purchasing Shares.......................................................11
Redemption of Shares....................................................12
Brokerage...............................................................13
Taxes...................................................................13
Performance Information.................................................14
Independent Auditors....................................................15
Financial Statements....................................................16
Appendix................................................................17

The Fund
--------------------------------------------------------------------------------

The Internet Emerging Growth Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

Investment Objective, Strategies, and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

Common and Preferred Stock
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

Fixed-Income Securities
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of small and medium capitalization domestic and foreign emerging companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson             45             President &              President and CEO, Kinetics Asset
342 Madison Avenue                           Chairman of              Management, Inc. (1999 to Present);
New York, NY  10173                          the Board                President, The Internet Fund, Inc. (1999
                                                                      to Present); Managing Director, Chase
                                                                      Manhattan Bank (1993 to 1999).
--------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell            34             Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                      Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
--------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                 46             Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                    an investment adviser (1994 to
New York, NY  10173                                                   Present).
--------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell             36             Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                   Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                    Present); Professor of Business Law,
                                                                      Suffolk County Community College
                                                                      (1997 to Present).
--------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.         36             Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                        Certified Public Accountant (1997 to
Stonybrook, NY  11790                                                 present); Leon D. Alpern & Co. (1985
                                                                      to 1997)
--------------------------- --------- ------------------------ -------------------------------------------


                                       7

--------------------------- --------- ------------------------ -------------------------------------------
Name and Address              Age            Position                     Principal Occupation
                                                                        during the Past Five Years
--------------------------- --------- ------------------------ -------------------------------------------
William J. Graham             37             Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                 (1997 to Present).
Long Beach, NY  11561                                                 Gabor & Gabor (1995 to 1997)
--------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin             45             Independent Director     Senior Vice President, Marketing &
One State Street                                                      Sales, IBJ Whitehall Financial Group, a
New York, NY  10004                                                   financial services company (1999 to
                                                                      Present); formerly President, J.E.
                                                                      Breslin & Co., an investment
                                                                      management consulting firm (1994 to
                                                                      1999).
--------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan              68             Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                                              Vice President, LTCB Trust Company.
--------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis             43             Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                           Treasurer                Asset Management (1999 to Present);
New York, NY  10173                                                   President & Director of Business.
                                                                      Development, Vista Fund Distributors,
                                                                      Inc. (1995 to 1999); Managing
                                                                      Director, Forum Financial Group, a
                                                                      mutual fund services company.
--------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Kathleen Campbell                 None                 None                   None                    None
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
**Murray Stahl                     None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven T. Russell                  None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
William J. Graham                  None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


                                       8

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement      Estimated Annual    Total Compensation
                             Compensation      Retirement Benefits        Benefits Upon       from Fund Paid to
                             From Fund         Accrued as Part of         Retirement          Directors
                                               Fund Expenses
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Joseph E. Breslin                 None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John J. Sullivan                  None                None                   None                   None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*  "Interested person" as defined under the 1940 Act.

** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Samson is also the President of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X|  establish and maintain shareholders' accounts and records,

|X|  process purchase and redemption transactions,

|X|  process automatic investments of client account cash balances,

|X|  answer routine client inquiries regarding the Fund,

|X|  assist clients in changing dividend options,

|X|  account designations, and addresses, and

|X|  providing such other services as the Fund may reasonably request.

Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

Capitalization
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

Stock Certificates and Confirmations
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

Special Incentive Programs
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Internet Emerging Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the fund name,

|X|  the account number,

|X|  the share or dollar amount to be redeemed, and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


Independent Auditors
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

There is no annual report available at this time.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                           KINETICS MUTUAL FUNDS, INC.
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended and Restated Articles of Incorporation1

(b)  Amended and Restated By-laws1

(c) Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d) Investment Advisory Agreement between Registrant and Kinetics Asset Management, Inc.1

(e)  Distribution Agreement1

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g)  Custodian Contract between Registrant and Firstar Bank Milwaukee, N.A.1

(h)  Other Material Contracts

     (1) Administrative Services Agreement between Registrant and Kinetics Asset Management, Inc.1

     (2) Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC.1

     (3) Transfer Agent Agreement between Registrant and Firstar Mutual Fund Services, LLC1

     (4) Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.1

     (5) Agreement of the Joint Insureds between Registrant and The Internet Fund, Inc.

(i)  Legal Opinion1

(j)  Other Opinions.

     (1)  Consent of Auditors1

(k)  Omitted Financial Statements. Not applicable.

(l)  Initial Capital Understanding1

(m)  Rule 12b-1 Plan. Not applicable.

(n)  Financial Data Schedules - Not applicable.

(o)  Rule 18f-3 Plan. Not applicable.

1Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25.          INDEMNIFICATION
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
                  Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27.          PRINCIPAL UNDERWRITERS:

                  (a) T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut 06032, the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies as of the date of filing:

                    o    The Simms Funds

                    o    The Barrett Funds

                    o    T.O. Richardson Sector Rotation Fund

                    o    The Grand Prix Fund

                    o    The Internet Fund

                  (b) To the best of Registrant's knowledge, the directors and executive officers of T.O. Richardson Securities, Inc. are as follows:

--------------------------------------------- ---------------------------------------- ------------------------------
Name and Principal                            Position and Offices with T.O.           Positions and Offices with
--------------------------------------------- ---------------------------------------- ------------------------------
Samuel Bailey, Jr.                            Director, President                      None
--------------------------------------------- ---------------------------------------- ------------------------------
Lloyd P. Griffiths                            Director, Vice President                 None
--------------------------------------------- ---------------------------------------- ------------------------------
Austine Crowe                                 Director, Vice President                 None
---------------------------------------------------------------------------------------------------------------------

The address of each of the foregoing is 2 Bridgewater Road, Farmington, Connecticut 06032.


                  (c)  None.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS:
                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

-------------------------------------------- -----------------------------------
Records Relating to:                         Are located at:
-------------------------------------------- -----------------------------------
(1)  Registrant's fund accounting            Firstar Mutual Funds Services, LLC
servicing agent, sub-administrator           615 East Michigan Street
and transfer                                 Milwaukee, Wisconsin 53202
-------------------------------------------- -----------------------------------
(2)  Registrant's investment adviser,        Kinetics Asset Management, Inc.
administrator                                1311 Mamroneck Avenue
                                             White Plains, NY 10605
-------------------------------------------- -----------------------------------
(3)  Registrant's custodian                  Firstar Bank Milwaukee, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI 53202
-------------------------------------------- -----------------------------------

ITEM 29.          MANAGEMENT SERVICES:
                  Not applicable.

ITEM 30.          UNDERTAKINGS:
                  Not applicable.

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KINETICS MUTUAL FUNDS, INC, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Town of Babylon and State of New York, on the 23rd day of December, 1999.

                           KINETICS MUTUAL FUNDS, INC

                              /s/ Steven R. Samson
                           Steven R. Samson, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity on December 23, 1999.


---------------------------------------- --------------------------------------
NAME                                     TITLE
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
/s/ Steven R. Samson                     President, Chairman of the Board
Steven R. Samson
---------------------------------------- --------------------------------------
*/s/ Kathleen Campbell                   Director
Kathleen Campbell
---------------------------------------- --------------------------------------
*/s/ Douglas Cohen                       Director
Douglas Cohen
---------------------------------------- --------------------------------------
*/s/ William J. Graham                   Director
William J. Graham
---------------------------------------- --------------------------------------
*/s/ Steven T. Russell                   Director
Steven T. Russell
---------------------------------------- --------------------------------------
*/s/ Murray Stahl                        Director
Murray Stahl
---------------------------------------- --------------------------------------
*/s/ Joseph E. Breslin                   Director
Joseph E. Breslin
---------------------------------------- --------------------------------------
*/s/ John J. Sullivan                    Director
John J. Sullivan
---------------------------------------- --------------------------------------

* By /s/ Steven R. Samson
      Steven R. Samson
      Attorney-in-fact